CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME
Revenues	₺ 84,651,820	₺ 74,669,572	₺ 67,198,755
Operating expenses
Cost of inventory sold	(53,981,418)	(46,672,956)	(46,845,818)
Shipping and packaging expenses	(9,199,079)	(7,975,827)	(6,281,581)
Payroll and outsource staff expenses	(9,130,713)	(8,576,921)	(6,621,903)
Advertising expenses	(7,305,917)	(5,617,923)	(4,587,984)
Technology expenses	(828,647)	(969,429)	(778,935)
Depreciation and amortization	(3,171,434)	(2,680,858)	(2,218,886)
Other operating income	499,885	468,973	898,748
Other operating expenses	(2,717,970)	(2,089,671)	(2,045,451)
Impairment losses	(846,574)	(532,764)	(87,013)
Operating (loss)/profit	(2,030,047)	22,196	(1,370,068)
Financial income	4,928,114	5,259,222	6,689,179
Financial expenses and fees	(11,996,533)	(10,026,763)	(7,578,232)
Monetary gains/(losses)	3,356,145	2,644,648	2,401,865
(Loss)/income before income taxes	(5,742,321)	(2,100,697)	142,744
Income taxes	43,145
(Loss)/income for the year	₺ (5,699,176)	₺ (2,100,697)	₺ 142,744
Basic (loss)/income per share (TRY per share)	₺ (15.31)	₺ (6.4)	₺ 0.44
Diluted (loss)/income per share (TRY per share)	₺ (15.31)	₺ (6.4)	₺ 0.44
Other comprehensive loss: Items that will not be reclassified to profit or loss in subsequent period:
Actuarial losses arising on remeasurement of post-employment benefits	₺ (3,737)	₺ (28,890)	₺ (141,942)
Tax effect of actuarial loss of defined benefit plan	(1,228)
Total comprehensive (loss)/income for the year	₺ (5,704,141)	₺ (2,129,587)	₺ 802